UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter    June 30, 2008
Ended:                                   --------------------


Check here if Amendment [|_|]; Amendment Number:
                                                ------
  This Amendment (Check only one.):             [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      J. Carlo Cannell
           -------------------------------------
Address:   P.O. Box 3459
           -------------------------------------
           240 E. Deloney Ave.
           -------------------------------------
           Jackson, WY 83001
           -------------------------------------

Form 13F File Number:  28- 6453
                           --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Carlo Cannell
           -------------------------------------
Title:     Managing Member
           -------------------------------------
Phone:     415-835-8300
           -------------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell           Jackson, WY         08/14/2008
      ------------------------  ------------------------- ----------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                      --------------

Form 13F Information Table Entry           78
Total:
                                      --------------

Form 13F Information Table value     $   485,220
Total:
                                      --------------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

---------------------------------------------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2  COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7     COLUMN 8
---------------------------------------------------------------------------------------------------------------------
                              TITLE OF   CUSIP      VALUE    SHS OR   SH/  PUT/   INVESTMENT   OTHER  VOTING AUTHORITY
NAME OF ISSUER                 CLASS              (x$1000)   PRN AMT  PRN  CALL   DISCRETION   MGRS   SOLE SHARED NONE
---------------------------------------------------------------------------------------------------------------------
NOAH EDUCATION HOLDING LTD ADR ADR      65487r303      4,082       756,000 SH     SOLE         756,000      -      -
BERKSHIRE HATHAWAY INC CL-A (D CL A     084670108        604             5 SH     SOLE               5      -      -
BGC PARTNERS, INC CMN CLASS A  CL A     05541t101      7,568     1,002,446 SH     SOLE       1,002,446      -      -
INGERSOLL-RAND COMPANY CMN CLA CL A     g4776g101     15,867       423,900 SH     SOLE         423,900      -      -
VALUEVISION MEDIA INC CMN CLAS CL A     92047k107      5,374     1,505,383 SH     SOLE       1,505,383      -      -
ACME UNITED CORP CMN           COM      004816104      3,863       278,119 SH     SOLE         278,119      -      -
ACTUATE CORPORATION COMMON STO COM      00508b102     11,607     2,968,581 SH     SOLE       2,968,581      -      -
AECOM TECHNOLOGY CORPORATION C COM      00766t100      1,204        37,000 SH     SOLE          37,000      -      -
ALTRA HOLDINGS, INC. CMN       COM      02208r106     19,281     1,147,000 SH     SOLE       1,147,000      -      -
ANIMAL HEALTH INTERNATIONAL IN COM      03525n109      6,910     1,109,146 SH     SOLE       1,109,146      -      -
BASSETT FURNITURE CMN          COM      070203104        230        19,500 SH     SOLE          19,500      -      -
CALAVO GROWERS INC CMN         COM      128246105      2,150       175,509 SH     SOLE         175,509      -      -
CANTEL MEDICAL CORP. CMN       COM      138098108      4,534       448,000 SH     SOLE         448,000      -      -
CARRIAGE SERVICES, INC. CMN    COM      143905107      2,277       344,969 SH     SOLE         344,969      -      -
CITIZENS FIRST BANCORP INC DEL COM      17461r106        916       152,666 SH     SOLE         152,666      -      -
CLAYTON HOLDINGS, INC. CMN     COM      18418n107      5,731       959,900 SH     SOLE         959,900      -      -
COMFORT SYSTEMS USA INC COMMON COM      199908104      1,344       100,000 SH     SOLE         100,000      -      -
COMSCORE, INC. CMN             COM      20564w105      6,267       287,200 SH     SOLE         287,200      -      -
DANAHER CORPORATION (DELAWARE) COM      235851102      1,701        22,000 SH     SOLE          22,000      -      -
DELTEK INC CMN                 COM      24784l105      9,134     1,205,000 SH     SOLE       1,205,000      -      -
DOMINO'S PIZZA, INC. CMN       COM      25754a201      2,921       254,000 SH     SOLE         254,000      -      -
DRUGSTORE.COM INC CMN          COM      262241102     10,194     5,365,371 SH     SOLE       5,365,371      -      -
DWS MUNICIPAL INCOME TRUST MUT COM      23338m106        651        63,234 SH     SOLE          63,234      -      -
EASTERN INS HLDGS INC CMN      COM      276534104      3,916       251,000 SH     SOLE         251,000      -      -
FAIR ISAAC INC CMN             COM      303250104      6,657       320,500 SH     SOLE         320,500      -      -
FIRST FINANCIAL NORTHWEST INC  COM      32022k102     10,238     1,031,000 SH     SOLE       1,031,000      -      -
FRANKLIN ELECTRIC INC CMN      COM      353514102      1,047        27,000 SH     SOLE          27,000      -      -
FREDERICK'S OF HOLLYWOOD GROUP COM      35582t108        660       440,215 SH     SOLE         440,215      -      -
GFI GROUP INC. CMN             COM      361652209      2,712       301,000 SH     SOLE         301,000      -      -
GUARANTY FINANCIAL GROUP INC.  COM      40108n106      6,458     1,202,600 SH     SOLE       1,202,600      -      -
HARVEST NATURAL RESOURCES INC  COM      41754v103      9,401       850,000 SH     SOLE         850,000      -      -
HERCULES TECH GR CAP INC. CMN  COM      427096508        567        63,500 SH     SOLE          63,500      -      -
ICO INC (NEW) CMN              COM      449293109     12,277     2,039,394 SH     SOLE       2,039,394      -      -
KEY ENERGY SERVICES INC CMN    COM      492914106     21,546     1,109,500 SH     SOLE       1,109,500      -      -
MANITEK INTERNATIONAL, INC. CM COM      563420108      1,534       299,578 SH     SOLE         299,578      -      -
MEDIWARE INFORMATION SYS INC C COM      584946107      6,151     1,051,400 SH     SOLE       1,051,400      -      -
MERCER INS GROUP INC CMN       COM      587902107      2,028       117,151 SH     SOLE         117,151      -      -
MET-PRO CORPORATION CMN        COM      590876306      7,922       593,399 SH     SOLE         593,399      -      -
MFRI INC CMN                   COM      552721102      7,674       483,831 SH     SOLE         483,831      -      -
MOCON INC CMN                  COM      607494101        998        91,650 SH     SOLE          91,650      -      -
MONARCH CASINO & RESORT INC CM COM      609027107      3,067       259,930 SH     SOLE         259,930      -      -
MVC CAPITAL INC CLOSED END FUN COM      553829102     28,581     2,087,763 SH     SOLE       2,087,763      -      -
NGAS RESOURCES, INC. CMN       COM      62912t103     20,416     2,200,000 SH     SOLE       2,200,000      -      -
NUVEEN INSD PREM INCOME MUN FD COM      6706d8104        155        13,300 SH     SOLE          13,300      -      -
NUVEEN MUN ADVANTAGE FUND INC  COM      67062h106        871        66,617 SH     SOLE          66,617      -      -
NUVEEN PREMIUM INCOME MUNICIPA COM      67062t100        851        66,308 SH     SOLE          66,308      -      -
NUVEEN PREMIUM INCOME MUNICIPA COM      6706k4105        119        10,700 SH     SOLE          10,700      -      -
NUVEEN QUALITY INCOME MUNICIPA COM      670977107        837        63,910 SH     SOLE          63,910      -      -
OLD REPUBLIC INTL CORP CMN     COM      680223104      8,442       713,000 SH     SOLE         713,000      -      -
ORION MARINE GROUP INC CMN     COM      68628v308      5,595       396,000 SH     SOLE         396,000      -      -
OWENS-ILLINOIS INC CMN         COM      690768403     12,590       302,000 SH     SOLE         302,000      -      -
PC-TEL INC CMN                 COM      69325q105      8,573       894,000 SH     SOLE         894,000      -      -
PETRO RES CORP CMN             COM      71646k106      8,391     3,261,100 SH     SOLE       3,261,100      -      -
QUADRAMED CORPORATION CMN      COM      74730w101      6,006       597,580 SH     SOLE         597,580      -      -
REDHOOK ALE BREWERY INC CMN    COM      757473103        555       120,372 SH     SOLE         120,372      -      -
SAIC, INC. CMN                 COM      78390x101     19,014       913,700 SH     SOLE         913,700      -      -
SALARY.COM, INC. CMN           COM      794006106      4,034     1,013,600 SH     SOLE       1,013,600      -      -
SCHMITT INDS INC ORE CMN       COM      806870200      1,219       203,130 SH     SOLE         203,130      -      -
SEABRIGHT INSURANCE HLDG INC C COM      811656107      9,096       628,200 SH     SOLE         628,200      -      -
SL INDS INC CMN                COM      784413106        189        12,386 SH     SOLE          12,386      -      -
SOLUTIA INC. CMN               COM      834376501     13,461     1,050,000 SH     SOLE       1,050,000      -      -
T-3 ENERGY SERVICES INC CMN    COM      87306e107     21,218       267,000 SH     SOLE         267,000      -      -
TETRA TECH INC (NEW) CMN       COM      88162g103      1,810        80,000 SH     SOLE          80,000      -      -
TORTOISE CAPITAL RESOURCES MUT COM      89147n304        536        45,000 SH     SOLE          45,000      -      -
U.S. CONCRETE INC CMN          COM      90333l102     11,107     2,333,400 SH     SOLE       2,333,400      -      -
VAALCO ENERGY, INC. CMN        COM      91851c201      8,622     1,018,000 SH     SOLE       1,018,000      -      -
VALERO ENERGY CORPORATION CMN  COM      91913y100      8,640       209,800 SH     SOLE         209,800      -      -
WILLIAMS CONTROLS INC. CMN     COM      969465608      1,667       131,546 SH     SOLE         131,546      -      -
ALLOY INC CMN                  COM NEW  019855303        909       125,670 SH     SOLE         125,670      -      -
GENTEK INC CMN                 COM NEW  37245x203      1,358        50,501 SH     SOLE          50,501      -      -
OPLINK COMMUNICATIONS INC CMN  COM NEW  68375q403      6,419       668,600 SH     SOLE         668,600      -      -
PHH CORPORATION CMN            COM NEW  693320202      3,708       241,550 SH     SOLE         241,550      -      -
PRG-SCHULTZ INTERNATIONAL, INC COM NEW  69357c503      3,638       386,600 SH     SOLE         386,600      -      -
ENCORE CAPITAL GROUP INC 3.375 NOTE     292554ab8      3,813     4,850,000 SH     SOLE       4,850,000      -      -
KEMET CORPORATION 2.25% 11/15/ NOTE     488360ab4      5,670     9,000,000 SH     SOLE       9,000,000      -      -
FUNDTECH LTD CMN               ORD      m47095100     21,858     1,519,000 SH     SOLE       1,519,000      -      -
EMMIS COMMUNICATIONS CORP 6.25 PFD      C291525202       937        37,470 SH     SOLE          37,470      -      -
TYCO INTERNATIONAL LTD. CMN    SHS      g9143x208      5,053       126,200 SH     SOLE         126,200      -      -

